Finance Costs	12 Months Ended
Dec. 31, 2022
Disclosure of Finance Cost [Abstract]
FINANCE COSTS

9 FINANCE COSTS

	2022	2021	2020
	USD	USD	USD

Interest on convertible loans (note 27)	322,748	1,836,468	188,138
Interest on working capital loans (note 27)	88,757	221,372	-
Bank interest and other charges	82,636	110,813	60,844
Interest on lease liabilities (note 21)	58,610	57,779	74,149
Fair value movements on convertible notes (note 27)	-	453,331	1,291,551
Transaction and other costs	-	-	150,000
	552,751	2,679,763	1,764,682